G                                                 GW&K
W                                                 Equity
&                                                 Fund
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                                                  GW&K
                                                  Government
                                                  Securities
                                                  Fund

June 24, 1997


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  The Gannett Welsh & Kotler Funds (the "Trust)
     File Nos. 333-06039 and 811-07673

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 1 has been filed electronically.

Very truly yours,

/s/ Tina D. Hosking

Tina D. Hosking
Assistant Secretary


                                             Investment Adviser
                                             Gannett
                                             Welsh & Kotler
                                             Incorporated

                                             Shareholder Services
                                             Countrywide Fund
                                             Services, Inc.
                                             P.O. Box 5354
                                             Cincinnati
                                             OH 45201-5354
                                             1 888 GWK FUND
                                             1 888 495 3863